Investment Securities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Amortized Cost
Due in one year or less	$ 8,084
Due after one year through five years	62,547
Due after five year through ten years	23,545
Due after ten years	4,485
Total	98,661
Mortgage-backed securities	131,045
Amortized Cost	229,706	$ 217,635
Fair Value
Due in one year or less	8,060
Due after one year through five years	61,949
Due after five year through ten years	23,150
Due after ten years	4,434
Total	97,593
Mortgage-backed securities	128,949
Fair value	$ 226,542	$ 214,512